Segment Reporting (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting
Net revenue from sales and services	R$ 1,486,273	R$ 1,264,280	R$ 947,419
Cost of goods sold and services	(570,907)	(473,135)	(396,829)
Operating income (expenses)
General and administrative expenses	(465,523)	(471,626)	(430,279)
Commercial expenses	(246,096)	(194,043)	(164,439)
Other operating income	13,699	1,828	5,615
Impairment losses on trade receivables	(55,771)	(45,904)	(32,726)
Share of loss equity-accounted investees	(18,655)	(4,512)	0
Profit (loss) before finance result and taxes	114,936	76,080	R$ (71,300)
Assets	7,402,880	7,520,591
Current and non-current liabilities	R$ 2,882,089	R$ 2,890,912